Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES

7. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Finished goods	107	2,294	328
	107	2,294	328
Less: inventory write-down	—	—	—
	107	2,294	328

During the years ended December 31, 2023, 2024 and 2025, no inventory write-downs were recorded in cost of revenues, respectively.